Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands	May 16, 2023	May 11, 2022	May 08, 2023	May 31, 2022
Getaround 2022 Bridge Notes [Member]
Business Acquisition [Line Items]
Business combination number of shares issued		5,400,542
Mudrick Convertible Notes [Member]
Business Acquisition [Line Items]
Business combination number of shares issued		266,156
Early Bird Capital [Member]
Business Acquisition [Line Items]
Bonus shares		57,358
Legacy Getaround [Member]
Business Acquisition [Line Items]
Business combination total consideration		$ 672,000
Acquisition date		May 11, 2022
Common stock per share		$ 10
Business combination number of shares issued		67,200,526
Payment of transaction cost		$ 17,600
Business business, transaction costs		9,200
Earnout Shares		$ 270,200
HyreCar Inc [Member]
Business Acquisition [Line Items]
Aggregate purchase price	$ 8,130
Goodwill, Expected to be deductible for tax purpose			$ 800
Redeemable Convertible Preferred Stock [Member] | Legacy Getaround [Member]
Business Acquisition [Line Items]
Business combination number of shares issued		40,293,530
Warrants And Convertible Promissory Notes [Member] | Legacy Getaround [Member]
Business Acquisition [Line Items]
Business combination number of shares issued		26,906,996
InterPrivate II Acquisition Corp [Member]
Business Acquisition [Line Items]
Additional earnout shares				34,000,000
InterPrivate II Acquisition Corp [Member] | Legacy Getaround [Member]
Business Acquisition [Line Items]
Payment of transaction cost		$ 24,400
Bonus shares		9,000,000
InterPrivate II Acquisition Corp [Member] | Director [Member] | Legacy Getaround [Member]
Business Acquisition [Line Items]
Bonus shares		34,412
InterPrivate II Acquisition Corp [Member] | Sponsor [Member] | Legacy Getaround [Member]
Business Acquisition [Line Items]
Bonus shares		1,908,230